Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Hierarchy for those Assets and Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Fair Value Hierarchy for Assets and Liabilities [Line Items]
Derivative liability	$ 4,352	$ 2,146	[1]	$ 6,944
Total		2,146		6,944
Level 1 [Member]
Schedule of Fair Value Hierarchy for Assets and Liabilities [Line Items]
Derivative liability
Total
Level 2 [Member]
Schedule of Fair Value Hierarchy for Assets and Liabilities [Line Items]
Derivative liability
Total
Level 3 [Member]
Schedule of Fair Value Hierarchy for Assets and Liabilities [Line Items]
Derivative liability		2,146		6,944
Total		$ 2,146		$ 6,944

[1]	Derived from audited information